SHARE BASED COMPENSATION - Allocation of Share Based Compensation Expense (Details) - Non-vested shares - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 2,879,321	¥ 1,124,310	¥ 6,126,721
Total unrecognized compensation expense	¥ 27,417,420
Weighted average period over which unrecognized compensation expense is expected to be recognized	3 years 9 months 18 days
Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 455,115	90,002	164,741
Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	495,440	75,834	179,186
Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	525,542	150,420	295,519
General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 1,403,224	¥ 808,054	¥ 5,487,275